LEASES (Tables)	12 Months Ended
Jun. 30, 2025
LEASES
Schedule of right-of-use and liabilities related with lease assets

Right-of-use leased asset	06/30/2025	06/30/2024
Book value at the beginning of the year	20,979,597	21,163,192
Additions of the year	9,569,819	2,585,223
Additions from business combination	—	168,988
Disposals	(680,110)	(1,284,975)
Exchange differences	273,529	(1,652,831)
Book value at the end of the year	30,142,835	20,979,597

Depreciation	06/30/2025	06/30/2024
Book value at the beginning of the year	9,377,845	7,226,617
Depreciation of the year	5,036,703	3,418,956
Disposals	(697,150)	(1,092,167)
Exchange differences	47,736	(175,561)
Accumulated depreciation at the end of the year	13,765,134	9,377,845
Total	16,377,701	11,601,752

Lease liability	06/30/2025	06/30/2024
Book value at the beginning of the year	11,284,137	13,889,223
Additions of the year	9,569,819	2,585,223
Additions from business combination	—	168,988
Interest expenses, exchange differences and inflation effects	1,059,412	(480,189)
Payments of the year	(5,501,387)	(4,879,108)
Total	16,411,981	11,284,137

Lease Liabilities	06/30/2025	06/30/2024
Non-current	9,527,939	8,161,359
Current	6,884,042	3,122,778
Total	16,411,981	11,284,137

	06/30/2025	06/30/2024
Machinery and equipment	3,655,741	3,655,741
Vehicles	1,214,933	1,272,071
Equipment and computer software	1,347,568	1,130,541
Land and buildings	23,924,593	14,921,244
	30,142,835	20,979,597